Related Party Transactions_Unused Commitments To Related Parties(Details) - KRW (₩)	Dec. 31, 2017		Dec. 31, 2016
KB Insurance Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments of derivative financial instruments	₩ 0	[1]	₩ 251,833,000,000
Unused commitments of credit card	0		20,859,000,000
Balhae Infrastructure Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment	12,564,000,000		13,371,000,000
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	108,000,000		116,000,000
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment	2,150,000,000		2,150,000,000
KB GwS Private Securities Investment Trust
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment	876,000,000		876,000,000
Aju Good Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment	11,768,000,000		18,000,000,000
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won	20,000,000,000		50,000,000,000
Unused commitments of credit card	86,000,000		89,000,000
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment	12,550,000,000		12,550,000,000
SY Auto Capital Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won	10,000,000,000		20,000,000,000
Unused commitments of credit card	92,000,000		101,000,000
isMedia Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won	0	[1]	1,260,000,000
KB No.9 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	1,000,000		1,000,000
KB No.10 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	5,000,000		4,000,000
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	24,000,000		24,000,000
Builton Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	4,000,000		0
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	11,000,000		0
Inno Lending Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	13,000,000		0
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	94,000,000		0
KB-KDBC New Technology Business Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment	15,000,000,000		0
Key management
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won	₩ 984,000,000		₩ 898,000,000

[1]	The amounts are not disclosed as these are excluded from the Group’s related party as of December?31, 2017.